Share-based payment arrangements	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements
21. Share-based payment arrangements
Share-based payments expense consists of:

	December 31, 2023	December 31, 2022

Share options	$2,717	$4,376
Restricted share units with no performance criteria	1,789	1,620
Restricted share units with performance criteria	480	2,545
Deferred units	2,446	144
Performance share units	2,763	2,059
	$10,195	$10,744

(i)Share option plans
The Company's incentive stock option plan (the "Plan") consists of options ("Options") which are subject to a 5-year maximum term and payable in shares of the Company when vested and exercised. Options vest at the discretion of the board of directors of the Company (the "Board") at the time an Option is granted. Options generally vest in three equal and separate tranches with the first vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date.
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2023		2022
	Weighted average price CDN$	Number of options	Weighted average price CDN$	Number of options
At January 1,	$11.31	3,739,567	$11.31	4,250,763
Granted	14.74	1,054,431	13.92	1,265,672
Exercised	10.11	(987,649)	6.42	(885,750)
Expired	12.76	(127,132)	21.98	(667,980)
Forfeited	14.06	(326,474)	13.67	(223,138)
At December 31,	$12.42	3,352,743	$11.31	3,739,567

As at December 31, 2023, a total of 3,451,734 options (December 31, 2022 – 4,043,166) were available to grant under the Plan. As at December 31, 2023, 1,539,960 share purchase options (December 31, 2022 – 1,834,985) with a weighted average exercise price of CDN $10.26 (2022 – CDN $8.92) are vested and exercisable.
The weighted average market share price at the date of exercise for share options exercised in 2023 was CDN $15.73 (2022 – CDN $13.64).
During the year ended December 31, 2023, 1,054,431 (2022 – 1,265,672) share options were granted. The weighted average fair value per stock option granted was CDN $5.36 (2022 – CDN $5.64).
21. Share-based payment arrangements (continued)
Options outstanding are as follows:

	December 31, 2023			December 31, 2023
	Total options outstanding			Exercisable options
Range of exercise price CDN$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price CDN$	Shares	Weighted average exercise price CDN$

$5.00 to $5.99	614,951	0.16	$5.68	614,951	$5.68
$11.00 to $11.99	69,501	4.63	11.90	—	—
$12.00 to $12.99	419,227	1.84	12.90	338,968	12.90
$13.00 to $13.99	1,432,507	2.79	13.64	574,863	13.52
$14.00 to $14.99	16,766	2.23	14.60	11,178	14.60
$15.00 to $15.99	799,791	4.34	15.17	—	—

	3,352,743	2.59	$12.42	1,539,960	$10.26

The assumptions used to estimate the fair value of options granted during the years ended December 31, 2023 and December 31, 2022 are in the table below. Volatility was determined based on the historical volatility over the estimated lives of the options.

	2023	2022
Risk-free interest rate (range)	3.2% – 4.8%	1.4% – 1.6%
Expected volatility (range)	44% – 57%	60% – 61%
Expected life (range) (years)	1.94 – 3.96	1.96 – 3.96
Expected dividends (CDN $)	—	—

(ii)Restricted share units plan
The Company has a restricted share unit plan (“RSU Plan") whereby restricted share units ("RSUs") may be granted to senior management of the Company. Such RSUs may be redeemed by the holder in shares or cash, with cash redemptions subject to the approval of the Board. The current maximum number of common shares authorized for issue under the RSU Plan is 5,000,000. As at December 31, 2023, 762,819 common shares purchased by the Company remain held in trust in connection with this plan and have been included in treasury stock within equity on the consolidated statements of financial position.
During the year ended December 31, 2023, 418,000 common shares were purchased on the open market for CDN $6,059 under an approved normal course issuer bid (December 31, 2022 – 1,421,373 common shares for CDN $17,623).
21. Share-based payment arrangements (continued)
Currently, the Company has two types of RSUs:
(a)RSU with no performance criteria
These RSUs are exercisable into one common share once vested, for no additional consideration. They vest as follows: one third on the first anniversary of the grant date, one third on the second anniversary of the grant date and one third on the third anniversary of the grant date. RSUs with no performance criteria terminate on the third anniversary of the grant date. All vested RSUs which have not been redeemed by the date of termination are automatically redeemed. Such RSUs may be redeemed by the holder in shares or cash, with cash redemptions subject to the approval of the Board.
During the year ended December 31, 2023, 383,427 (2022 - 176,414) RSUs with no performance criteria were granted at an average grant-date fair value of CDN $14.74 (2022 - CDN $14.44) under the Company’s RSU plan. The fair value of each RSU issued is determined based on the quoted market value of the Company's shares on date of grant.
A summary of the status of the RSUs with no performance criteria and changes during the years ended December 31, 2023 and December 31, 2022 is as follows:

	2023	2022
At January 1,	328,677	471,762
Granted	383,427	176,414
Redeemed	(145,598)	(294,993)
Forfeited	(85,681)	(24,506)
At December 31,	480,825	328,677

As at December 31, 2023, no RSUs are vested and exercisable (2022 – 17,371).

(b)RSU with performance criteria
RSUs with performance criteria cliff vest on the third anniversary of the grant date, subject to achievement of predetermined market-based performance criteria. When fully vested, the number of RSUs redeemed will range from 0% to 200% of the target award, subject to the performance of the share price over the three-year period.
There were no RSUs with performance criteria granted during the year ended December 31, 2023. There were 222,144 (2022 – 229,979) RSUs with performance criteria granted as a result of the performance criteria being met during the year, which were then redeemed for common shares issued from treasury stock. The fair value of each RSU with market-based performance criteria issued is determined based on fair value of the share units on the date of grant which is based on a valuation model which uses the expected future forward price of the Company's shares and an index consisting of global gold-based securities.
A summary of the status of the RSUs with performance criteria and changes during the years ended December 31, 2023 and December 31, 2022 is as follows:

	2023	2022
At January 1,	566,740	908,377
Granted	222,144	229,979
Redeemed	(444,288)	(459,958)
Forfeited	(92,653)	(111,658)
At December 31,	251,943	566,740
21. Share-based payment arrangements (continued)
(iii)Deferred units plan
The Company has an independent directors deferred unit plan under which deferred units ("DU's") are granted by the Board from time to time to independent directors (“the Participants”). DU's may be redeemed only on retirement of the independent director from the Board (the “Termination Date”) by providing the redemption notice to the Company specifying the redemption date which shall be no later than December 15 of the first calendar year commencing after the calendar year in which the Termination Date occurred (the “DU Redemption Date”). The participant receives a cash payment equal to the market value of such DU's as of the DU Redemption Date.
At December 31, 2023, 405,051 DU's were outstanding (2022 – 335,829) with a fair value of $5,254 (2022 – $2,803), which is included in accounts payable and accrued liabilities. The fair value was determined based on the closing share price at December 31, 2023.

(iv)Performance share units plan
The Company has a Performance Share Unit plan (the “PSU Plan") whereby performance share units ("PSUs") may be granted to senior management of the Company at the discretion of the Board of Directors. Under the PSU Plan, PSUs cliff vest on the third anniversary of the grant date (the “PSU Redemption Date”) and are subject to terms and conditions including the achievement of predetermined performance criteria. When fully vested the number of PSUs redeemed will range from 0% to 200% of the target award, subject to the achievement of the performance criteria. Once vested, at the option of the Company, PSU’s are redeemable as a cash payment equal to the market value of the vested PSUs as of the PSU Redemption Date, common shares of the Company equal to the number of vested PSUs, or a combination of cash and shares equal to the market value of the vested PSUs, for no additional consideration from the PSU holder and are redeemed as soon as practicable after the PSU Redemption Date.
There were 421,502 PSUs granted during the year ended December 31, 2023 under the PSU Plan (December 31, 2022 – 352,837) with a fair value of CDN $22.39 per unit (December 31, 2022 – $28.66). In addition, no PSUs were granted as a result of the performance criteria being met during the year (December 31, 2022 – 264,083), which would have been redeemed for common shares. The current maximum number of common shares authorized for issuance from treasury under the PSU Plan is 3,126,000. The fair value of each PSU issued is determined based on fair value of the share units on the date of grant which is based on the expected future forward price of the Company's shares and an index consisting of global gold-based securities.
Movements in the PSUs during the years ended December 31, 2023 and December 31, 2022 are as follows:

	2023	2022
At January 1,	342,670	278,020
Granted	421,502	616,920
Redeemed	—	(528,166)
Forfeited	(74,997)	(24,104)
At December 31,	689,175	342,670